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                                     PART A

                SUPPLEMENT DATED JULY 30, 2009 TO THE PROSPECTUS

FUND ADDITION - HARTFORD GROWTH OPPORTUNITIES HLS FUND

Effective October 1, 2009, the following information for Hartford Growth Opportunities HLS Fund is added alphabetically to Appendix A.III under the sub-heading for Hartford Series Fund II, Inc.:

                     INVESTMENT OBJECTIVE          INVESTMENT ADVISER/
FUNDING OPTION              SUMMARY                    SUB-ADVISER               CORE      ACCESS      EDGE       PLUS      OUTLOOK
------------------------------------------------------------------------------------------------------------------------------------
Hartford Growth     Capital appreciation     Hartford Investment Financial         X          X          X          X          X
 Opportunities HLS                           Services, LLC.
 Fund - Class IB                             Sub-Advised by Wellington
                                             Management Company, LLP

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Hartford Growth Opportunities HLS Fund because as of December 31, 2008, the Sub-Account had not commenced operations.

REORGANIZATION - HARTFORD LARGECAP GROWTH HLS FUND INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND

On or about September 15, 2009, shareholders will vote on the proposed reorganization of Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford LargeCap Growth HLS Fund will be transferred into Hartford Growth Opportunities HLS Fund. Shareholders of the Hartford LargeCap Growth HLS Fund will receive shares of Hartford Growth Opportunities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about October 2, 2009.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford LargeCap Growth HLS Fund Sub-Account, including program trades, on or after the close of business on October 1, 2009. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford LargeCap Growth HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford Growth Opportunities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford LargeCap Growth HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about October 2, 2009, any transaction that includes an allocation to the Hartford LargeCap Growth HLS Fund Sub-Account will automatically be allocated to the Hartford Growth Opportunities HLS Fund Sub-Account. Effective as of the close of business on or about October 2, 2009, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford LargeCap Growth HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford Growth Opportunities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about October 2, 2009, all references and information contained in the prospectus for your Contract related to the Hartford LargeCap Growth HLS Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7932


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                                     PART B

                     SUPPLEMENT DATED JULY 30, 2009 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

THE FOLLOWING LANGUAGE IS ADDED AS A SECOND PARAGRAPH UNDER THE SECTION ENTITLED "EXPERTS:"

With respect to the unaudited interim financial information for the periods ended June 30, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended June 30, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Hartford Growth Opportunities HLS Fund because as of December 31, 2008, the Sub-Account had not commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7933